INCOME TAXES (Narrative Summary of Tax Rates) (Details) In Thousands, unless otherwise specified	12 Months Ended																				1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Hong Kong [Member]	Dec. 31, 2014 PRC [Member]	Dec. 31, 2014 PRC [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2014 PRC [Member] Youlanguang Technology [Member]	Dec. 31, 2014 PRC [Member] E-Sun Network [Member]	Dec. 31, 2014 PRC [Member] E-Sun Sky Computer [Member]	Dec. 31, 2013 PRC [Member] E-Sun Sky Computer [Member]	Dec. 31, 2012 PRC [Member] E-Sun Sky Computer [Member]	Dec. 31, 2014 PRC [Member] Guangtiandi Technology [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2013 PRC [Member] Guangtiandi Technology [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2012 PRC [Member] Guangtiandi Technology [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2014 PRC [Member] 500Fu [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2014 PRC [Member] Baifengrun Technology [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2014 PRC [Member] Lhasa Yicai [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2014 PRC [Member] Key Software Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2013 PRC [Member] Key Software Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Oct. 31, 2011 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2014 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2013 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2012 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2016 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member] Forecast [Member]	Dec. 31, 2015 PRC [Member] High-tech Enterprise [Member] E-Sun Sky Network [Member] Variable Interest Entity, Primary Beneficiary [Member] Forecast [Member]	Dec. 31, 2014 United States of America [Member] 500.com USA [Member] Variable Interest Entity, Primary Beneficiary [Member] USD ($)
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income					16.50%	25.00%	15.00%	25.00%	25.00%	12.50%	12.50%	0.00%	0.00%	0.00%	25.00%	25.00%	25.00%	15.00%	10.00%	10.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Provision for income tax	$ 1,287	7,987	(76,294)	18,001
Assessable income